Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended	21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended	33 Months Ended		36 Months Ended	39 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	57 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2022	Apr. 14, 2020	Dec. 31, 2014	Jun. 30, 2022	Jun. 30, 2020	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2015	Jun. 30, 2023	Jun. 30, 2021	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2016	Jun. 30, 2024	Jun. 30, 2022	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2017	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2018	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Core Bond Series (Class I)
Account Value [Line Items]
Accumulated Value			$ 10,000.00							$ 10,061.0							$ 10,343.0						$ 10,664.0			$ 10,607.0			$ 11,496.0	$ 12,523.0	$ 12,316.0	$ 10,714.0	$ 11,331.0	$ 11,479.0
Core Bond Series (Class S)
Account Value [Line Items]
Accumulated Value			10,000.0							10,044.0							10,298.0						10,598.0			10,519.0			11,379.0	12,366.0	12,132.0	10,530.0	11,105.0	11,222.0
Core Bond Series (Class W)
Account Value [Line Items]
Accumulated Value			10,000							10,044							10,298						10,598			10,519			11,442	12,508	12,351	10,775	11,438	11,642
Core Bond Series (Class Z)
Account Value [Line Items]
Accumulated Value			10,000							10,044							10,298						10,598			10,519			11,418	12,448	12,257	10,680	11,304	11,477
Unconstrained Bond Series (Class I)
Account Value [Line Items]
Accumulated Value			10,000.0							9,941.0							10,365.0						10,730.0			10,773.0			11,351.0	12,229.0	12,573.0	11,765.0	12,490.0	13,038.0
Unconstrained Bond Series (Class S)
Account Value [Line Items]
Accumulated Value			10,000.0							9,912.0							10,317.0						10,646.0			10,667.0			11,202.0	12,047.0	12,358.0	11,529.0	12,220.0	12,720.0
Unconstrained Bond Series (Class W)
Account Value [Line Items]
Accumulated Value			10,000							9,912							10,317						10,646			10,667			11,279	12,214	12,604	11,842	12,630	13,243
High Yield Bond Series (Class I)
Account Value [Line Items]
Accumulated Value			10,000.0							9,707.0							11,028.0						11,985.0			11,867.0			13,556.0	14,451.0	15,935.0	14,760.0	16,750.0	18,417.0
High Yield Bond Series (Class S)
Account Value [Line Items]
Accumulated Value			10,000.0							9,672.0							10,968.0						11,900.0			11,744.0			13,386.0	14,225.0	15,647.0	14,459.0	16,365.0	17,942.0
High Yield Bond Series (Class W)
Account Value [Line Items]
Accumulated Value			10,000							9,672							10,968						11,900			11,744			13,485	14,444	16,017	14,908	17,012	18,819
High Yield Bond Series (Class Z)
Account Value [Line Items]
Accumulated Value			10,000							9,672							10,968						11,900			11,744			13,439	14,325	15,826	14,657	16,674	18,343
Diversified Tax Exempt Series (Class A)
Account Value [Line Items]
Accumulated Value			10,000.0							10,151.0							10,067.0						10,305.0			10,373.0			10,902.0	11,526.0	11,545.0	10,871.0	11,317.0	11,351.0
Diversified Tax Exempt Series (Class W)
Account Value [Line Items]
Accumulated Value			10,000							10,151							10,067						10,305			10,373			10,961	11,643	11,715	11,083	11,595	11,688
Callodine Equity Income Series (Class I)
Account Value [Line Items]
Accumulated Value	$ 10,550.0			$ 9,710.0		$ 9,150.0	$ 10,150.0		$ 10,580.0		$ 10,920.0		$ 11,250.0	$ 12,384.0		$ 13,463.0		$ 13,648.0		$ 15,009.0	$ 15,360.0
Callodine Equity Income Series (Class S)
Account Value [Line Items]
Accumulated Value	10,550.0			9,700.0		9,140.0	10,130.0		10,560.0		10,890.0		11,220.0	12,344.0		13,411.0		13,592.0		14,925.0	15,276.0
Callodine Equity Income Series (Class Z)
Account Value [Line Items]
Accumulated Value	10,550.0			9,710.0		9,150.0	10,150.0		10,580.0		10,920.0		11,250.0	12,387.0		13,469.0		13,656.0		15,030.0	15,390.0
Credit Series (Class I)
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,349			$ 10,846				$ 10,834			$ 10,805				$ 9,731			$ 9,563		$ 9,803	$ 10,220		$ 10,348	$ 10,647
Credit Series (Class S)
Account Value [Line Items]
Accumulated Value		10,000			10,344			10,827				10,801			10,759				9,677			9,499		9,724	10,126		10,240	10,522
Credit Series (Class W)
Account Value [Line Items]
Accumulated Value		10,000			10,358.0			10,877.0				10,886.0			10,879.0				9,817.0			9,668.0		9,929.0	10,373.0		10,524.0	10,846.0
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value		10,000	10,000.0		10,185.83			10,317.22		10,055.0		10,152.15			10,158.24		10,321.46		9,106.86			8,836.39	10,686.84	9,021.07	9,325.08	10,687.91	9,258.87	9,442.19	11,619.89	12,492.54	12,300.16	10,699.91	11,291.61	11,432.76
Bloomberg Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value			10,000.0							10,330.0							10,355.83						10,920.22			11,060.0			11,893.92	12,513.59	12,703.8	11,620.17	12,363.86	12,493.68
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	9,540.0			8,004.06		7,613.46	8,189.04		8,803.22		9,572.62		9,259.59	10,340.19		11,432.11		11,921.41		12,623.58	12,927.81
FTSE 3-Month T-Bill Index [Member]
Account Value [Line Items]
Accumulated Value			10,000.0							10,003.0							10,030.01						10,114.26			10,302.39			10,534.19	10,595.29	10,600.59	10,759.59	11,325.55	11,942.79
ICE BofA US High Yield Cash Pay Index [Member]
Account Value [Line Items]
Accumulated Value			10,000.0							9,545.0							11,200.1						12,037.87			11,765.81			13,460.09	14,295.96	15,052.22	13,382.93	15,176.24	16,387.31
Bloomberg Municipal 1-15 Year Bond Index [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000.0							$ 10,283.0							$ 10,284.03						$ 10,729.33			$ 10,898.85			$ 11,600.74	$ 12,149.45	$ 12,255.15	$ 11,525.97	$ 12,132.24	$ 12,239.0
S&P 500 High Yield Dividend Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,607.0			$ 9,732.98		$ 8,739.25	$ 9,889.33		$ 9,592.65		$ 9,479.46		$ 9,065.2	$ 10,274.5		$ 10,775.9		$ 10,769.43		$ 12,357.92	$ 11,846.31
Bloomberg U.S. Intermediate Credit Index [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,422.34			$ 10,714.16				$ 10,656.31			$ 10,604.09				$ 9,700.62			$ 9,638.54		$ 9,851.55	$ 10,307.68		$ 10,403.54	$ 10,721.89